Intangible Assets and Deferred Costs (Tables)	12 Months Ended
Mar. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Deferred Costs

	March 31,
	2019	2018
Cost:
Product and distribution rights	$83,391	$79,921
	83,391	79,921
Accumulated amortization and impairment charges:
Product and distribution rights	74,539	72,829
	74,539	72,829
	$8,852	$7,092